Other income, net	12 Months Ended
Jun. 30, 2020
Other income, net
Other income, net	6 Other income, net

	2018	2019	2020
	RMB	RMB	RMB
Government grants	5,832	25,437	73,604
Others	(2,143)	(337)	(828)
	3,689	25,100	72,776